INCOME TAXES, Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 614,768	$ 144,040
Share-based compensation	848,574	0
Others	19,236	8,743
Subtotal	1,482,578	152,783
Less: valuation allowance	(1,482,578)	0
Net deferred tax assets	0	152,783
Accumulated net operating loss carryforwards	3,700,000	900,000
Uncertain tax positions	$ 0	$ 0